Summary of accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of significant accounting policies
Schedule of property and equipment
Depreciation on items of property and equipment is calculated using the straight-line method over their estimated useful lives, as follows:

Useful life in years
Buildings	Up to 40
Transportation equipment	5 to 8
Technical equipment and machinery	3 to 10
Office equipment	5 to 15
Leasehold improvements	Shorter of useful life and the term of the underlying lease
Movements in the carrying amount of property and equipment were as follows:

In thousands of USD	Buildings	Technical equipment and machinery	Transportation equipment, office equipment and other equipment	Right of use assets - Office and Warehouse	Total
Cost
Balance as of January 1, 2022	2,389	3,733	17,616	24,676	48,414
Additions	878	3,051	7,218	10,391	21,538
Lease modifications	—	—	—	(2,901)	(2,901)
Disposals	(31)	—	(67)	—	(98)
Effect of translation	(409)	(582)	(2,559)	(3,780)	(7,330)
Balance as of December 31, 2022	2,827	6,202	22,208	28,386	59,623
Additions	141	196	1,577	1,030	2,944
Lease modifications	—	—	—	(5,348)	(5,348)
Disposals	(127)	(80)	(376)	—	(583)
Effect of hyperinflationary economies	13	92	482	—	587
Effect of translation	(371)	(1,147)	(5,367)	(3,475)	(10,360)
Balance as of December 31, 2023	2,483	5,263	18,524	20,593	46,863
Accumulated depreciation
Balance as of January 1, 2022	(1,770)	(2,135)	(10,460)	(12,225)	(26,590)
Depreciation charge	(408)	(899)	(3,667)	(6,480)	(11,454)
Accumulated depreciation on disposals	3	—	50	—	53
Lease modifications	—	—	—	3,444	3,444
Effect of translation	267	263	1,412	1,480	3,422
Balance as of December 31, 2022	(1,908)	(2,771)	(12,665)	(13,781)	(31,125)
Depreciation charge	(270)	(925)	(3,342)	(5,204)	(9,741)
Accumulated depreciation on disposals	59	44	197	—	300
Lease modifications	—	—	—	3,389	3,389
Effect of hyperinflationary economies	(12)	(6)	(353)	—	(371)
Effect of translation	282	462	3,045	1,257	5,046
Balance as of December 31, 2023	(1,849)	(3,196)	(13,118)	(14,339)	(32,502)
Carrying amount as of December 31, 2022	919	3,431	9,543	14,605	28,498
Carrying amount as of December 31, 2023	634	2,067	5,406	6,254	14,361

Schedule of currency translation rates against the Euro for the group's most significant operations
The following tables present currency translation rates against the US dollar for the Group’s most significant operations.

		Year Ended December 31, 2021
Country	Currency	Average Rate	Period-end Rate
Algeria	Algerian Dinar (DZD)	134.56	138.50
Cameroon	CFA Franc BEAC (XAF)	554.72	578.23
China	Yuan Renminbi	6.45	6.36
Ivory Coast	CFA Franc BCEAO (XOF)	554.72	578.23
Egypt	Egyptian Pound (EGP)	15.67	15.68
Germany	Euro (EUR)	0.85	0.88
Ghana	Cedi (Ghana) (GHS)	5.90	6.13
Kenya	Kenyan Shilling (KES)	108.79	112.25
Morocco	Moroccan Dirham (MAD)	8.90	9.16
Nigeria	Naira (NGN)	399.35	410.97
Portugal	Euro (EUR)	0.85	0.88
Rwanda	Rwanda Franc (RWF)	986.02	1,016.15
Senegal	CFA Franc BCEAO (XOF)	554.72	578.23
South Africa	Rand (ZAR)	14.78	15.92
Tunisia	Tunisian Dinar (TND)	2.75	2.87
United Republic Of Tanzania	Tanzanian Shilling (TZS)	2,307.88	2,296.51
Uganda	Uganda Shilling (UGX)	3,567.41	3,526.41
United Arab Emirates	UAE Dirham (AED)	3.67	3.67

		Year Ended December 31, 2022
Country	Currency	Average Rate	Period-end Rate
Algeria	Algerian Dinar (DZD)	141.96	137.36
Cameroon	CFA Franc BEAC (XAF)	623.87	612.84
China	Yuan Renminbi (CNY)	6.73	6.90
Ivory Coast	CFA Franc BCEAO (XOF)	623.87	612.84
Egypt	Egyptian Pound (EGP)	19.20	24.75
Ghana	Cedi (Ghana) (GHS)	8.99	10.20
Kenya	Kenyan Shilling (KES)	117.60	123.50
Morocco	Moroccan Dirham (MAD)	10.13	10.46
Nigeria	Naira (NGN)	423.01	448.08
Portugal	Euro (EUR)	0.95	0.93
Rwanda	Rwanda Franc (RWF)	1,031.64	1,067.00
Senegal	CFA Franc BCEAO (XOF)	623.87	612.84
South Africa	Rand (ZAR)	16.37	17.02
Tunisia	Tunisian Dinar (TND)	3.08	3.11
United Republic Of Tanzania	Tanzanian Shilling (TZS)	2,322.97	2,332.45
Uganda	Uganda Shilling (UGX)	3,682.08	3,717.61
United Arab Emirates	UAE Dirham (AED)	3.67	3.67

		Year Ended December 31, 2023
Country	Currency	Average Rate	Period-end Rate
Algeria	Algerian Dinar (DZD)	135.98	134.32
Cameroon	CFA Franc BEAC (XAF)	606.62	594.31
China	Yuan Renminbi (CNY)	7.07	7.08
Ivory Coast	CFA Franc BCEAO (XOF)	606.62	594.31
Egypt	Egyptian Pound (EGP)	30.67	30.93
Ghana	Cedi (Ghana) (GHS)	11.69	11.97
Kenya	Kenyan Shilling (KES)	139.98	157.01
Morocco	Moroccan Dirham (MAD)	10.13	9.88
Nigeria	Naira (NGN)	636.97	896.64
Portugal	Euro (EUR)	0.92	0.91
Rwanda	Rwanda Franc (RWF)	1,159.04	1,259.53
Senegal	CFA Franc BCEAO (XOF)	606.62	594.31
South Africa	Rand (ZAR)	18.45	18.30
Tunisia	Tunisian Dinar (TND)	3.10	3.07
United Republic Of Tanzania	Tanzanian Shilling (TZS)	2,422.54	2,512.42
Uganda	Uganda Shilling (UGX)	3,725.37	3,780.17
United Arab Emirates	UAE Dirham (AED)	3.67	3.67

Schedule of group's geographical distribution of revenue and property, plant and equipment	The Group’s geographical distribution of revenue and property and equipment was as follows:

Revenue	For the year ended December 31,
In thousands of USD	2021(5)	2022(5)	2023
West Africa(1)	79,860	103,402	83,608
North Africa(2)	57,041	57,495	76,641
East and South Africa(3)	28,728	33,507	24,365
Europe(4)	329	294	1,152
United Arab Emirates	1,666	8,576	629
Others	—	26	8
Total	167,624	203,300	186,402

Property and equipment	As of December 31,
In thousands of USD	2022	2023
West Africa(1)	12,237	6,709
North Africa(2)	8,973	3,584
East and South Africa(3)	5,812	3,409
Europe(4)	1,209	532
China	163	80
United Arab Emirates	104	47
Total	28,498	14,361
___________________________
(1)West Africa covers Nigeria, Ivory Coast, Senegal and Ghana.
(2)North Africa covers Egypt, Tunisia, Morocco and Algeria.
(3)East and South Africa covers Kenya, Uganda and South Africa.
(4)Portugal and Germany
(5)Re-presented for discontinued operations. See Note 6.